Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Two Affiliate entities Of Directors | Consulting And Administrative Service
Related Party Transaction [Line Items]
Related party fee for services					$ 800,000	$ 1,900,000
Variable Interest Entity | HRT
Related Party Transaction [Line Items]
Sales to related parties	$ 0	$ 2,500,000	$ 0	$ 2,500,000	5,300,000	6,700,000
Accounts receivable, related parties, current	400,000		400,000		$ 3,300,000	$ 2,900,000
Accounts payable, related parties, current	$ 0		$ 0